Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
C000189198
Account Value [Line Items]
Line Graph and Table Measure Name			AAMA Equity Fund
Accumulated Value	$ 10,000			$ 11,285		$ 12,058		$ 12,469		$ 16,664		$ 15,232		$ 17,277		$ 20,109		$ 22,655		$ 28,048
C000189199
Account Value [Line Items]
Line Graph and Table Measure Name			AAMA Income Fund
Accumulated Value	10,000			9,966		10,262		10,587		10,502		9,917		9,888		10,258		10,709		10,949
C000041028
Account Value [Line Items]
Line Graph and Table Measure Name			Large Cap Equity Fund - Class AMF
Accumulated Value		$ 10,000			$ 11,820		$ 13,120		$ 14,128		$ 14,751		$ 20,004		$ 18,992		$ 22,820		$ 27,373		$ 30,004	$ 35,428
C000072278
Account Value [Line Items]
Line Graph and Table Measure Name			Large Cap Equity Fund - Class H
Accumulated Value		10,000			11,843		13,169		14,213		14,862		20,191		19,211		23,145		27,829		30,523	36,079
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			11,437		12,629		13,577		19,115		17,086		20,434		25,452		29,311		35,855
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			9,960		10,744		11,683		11,644		10,446		10,348		10,620		11,265		11,692
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 11,790		$ 13,484		$ 14,889		$ 16,006		$ 22,536		$ 20,144		$ 24,091		$ 30,006		$ 34,556	$ 42,271
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	10,000			11,198		12,114		11,721		17,664		16,007		18,210		20,357		22,949		27,355
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-5 Year Government/Credit Index
Accumulated Value	$ 10,000			$ 9,980		$ 10,513		$ 11,084		$ 11,128		$ 10,549		$ 10,570		$ 11,062		$ 11,772		$ 12,125